DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Jul. 31, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative liabilities

	July 31, 2026
The financings giving rise to derivative financial instruments	Indexed Shares	Fair Values
Embedded derivative liabilities – convertible notes payable	490,573	$522,227
Embedded derivative liabilities – convertible preferred stock	1,100,189	1,133,332
Total	1,590,762	$1,655,559

	October 31, 2025
The financings giving rise to derivative financial instruments	Indexed Shares	Fair Values
Embedded derivative liabilities	78,743	$39,543
Total	78,743	$39,543

Schedule of changes in the fair values of the derivative

	For the Three months Ended
	July 31, 2026	July 31, 2025
Embedded derivative liability	$(412,977)	$–
Total gain (loss)	$(412,977)	$–

	For the Nine months Ended
	July 31, 2026	July 31, 2025
Embedded derivative liability	$(413,455)	$–
Warrant derivative liability	(318,464)	–
Total gain (loss)	$(731,919)	$–

Schedule of range of inputs from Lattice Model

	Inception Dates Note & Preferred Stock	Period Ended July 31, 2026
Underlying price on valuation date	$1.65 - 5.15	$1.35 - 3.11
Effective contractual conversion rates	$1.00 - 4.40	$0.73 - 1.94
Contractual term to maturity	0.49 - 1.00 years	0.04 - 0.54 years
Market volatility:
Volatility	20.47 - 26.90%	14.36 - 22.44%
Risk-adjusted interest rate	3.42 - 4.06%	3.69 - 4.05%

The detachable warrants issued with the convertible notes require derivative liability classification due to agreements containing a fundamental transaction clause which could require net cash settlement in certain situations. The warrant fair value was calculated using the Black-Scholes option pricing model using the following inputs:

Inception
Dates Note
Underlying price on valuation date	$0.60
Effective contractual conversion rates	$0.50
Contractual term to maturity	5.00 years
Market volatility:
Volatility	23.36%
Risk-adjusted interest rate	3.72%

Schedule of changes in fair value inputs

	Nine Months Ended
	July 31, 2026	July 31, 2025
Balances at beginning of period	$39,543	$–
Issuances:
Embedded derivatives – convertible notes payable	951,166	–
Embedded derivatives – convertible preferred stock	760,871
Warrant derivatives	72,973	–
Extinguishments:
Embedded derivatives	(509,476)	–
Warrant derivatives	(391,437)	–
Changes in fair value inputs and assumptions reflected in operations	731,919	–
Balances at end of period	$1,655,559	$–

	Three Months Ended
	July 31, 2026	July 31, 2025
Balances at beginning of period	$621,423	$–
Issuances:
Embedded derivatives – convertible notes payable	280,527	–
Embedded derivatives – convertible preferred stock	760,871
Warrant derivatives	–	–
Extinguishments:
Embedded derivatives	(420,239)	–
Warrant derivatives	–	–
Changes in fair value inputs and assumptions reflected in operations	412,977	–
Balances at end of period	$1,655,559	$–